Share-Based Compensation (Schedule of Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Compensation expense	¥ 103,449	¥ 142,381	¥ 196,547
Fulfillment [Member]
Share-Based Compensation
Compensation expense	6,443	13,730	16,845
Sales and marketing [Member]
Share-Based Compensation
Compensation expense	33,955	57,548	89,275
Technology and content [Member]
Share-Based Compensation
Compensation expense	12,184	22,512	38,001
General and administrative [Member]
Share-Based Compensation
Compensation expense	¥ 50,867	¥ 48,591	¥ 52,426